FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL RISK MANAGEMENT [Abstract]
Net Liability Position and Change in Financial Results
Net liability position in US$	12/31/2017	12/31/2016	12/31/2015
U.S. dollars	(93,366)	(192,574)	(186,754)
Total	(93,366)	(192,574)	(186,754)
Decrease of financial results in Ps.
Pesos	176,045	306,961	244,418
Total	176,045	306,961	244,418

Fixed-Rate and Floating-Rate Financial Assets and Liabilities
The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2017 and 2016:

	Financial assets (1)		Financial liabilities (2)
	2017	2016	2017	2016
Fix interest rate	2,097,766	-	3,607,665	3,068,819
Variable interest rate	21,584	39,465	-	-
Total	2,119,350	39,465	3,607,665	3,068,819

(1) Includes mutual funds, LEBACs and bank accounts. Trade receivables do not bear interests, except for Ps. 21,584 and Ps. 36,484 which bears CER plus a spread of 8% as of December 31, 2017 and 2016, respectively.

(2) Includes loans, excluding issuance expenses.

Current and Non-Current Trade Receivables
As of December 31, 2017 and 2016, the balance of current and non-current trade receivables, net of allowances of doubtful accounts are as follows:

	2017	2016
Current trade receivables	2,033,540	1,246,142
Non-current trade receivables	3,055	8,122
Allowances for doubtful accounts (1)	-	(19,703)
Total	2,036,595	1,234,561
(1)	Corresponds to the best estimate made by TGS according to what is mentioned in note 5.b.

Significant Customers
Significant customers in terms of revenues and trade receivables (net of allowances of doubtful accounts) from natural gas transportation for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017		2016		2015
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	1,188,059	209,426	597,041	70,319	268,626
Camuzzi Gas Pampeana S.A.	873,176	153,163	358,756	51,908	154,209
Gas Natural BAN S.A. ("BAN")	627,356	116,946	268,043	38,635	110,259
CAMMESA	545,023	157,252	335,751	16,920	-
Pampa Energía	28,643	882	27,353	5,943	27,681
Camuzzi Gas del Sur S.A.	192,200	31,372	58,056	50,001	36,614

Revenues from Liquids Production and Commercialization customers (including those made on behalf of third parties, from whom the Company earns a commission and trade receivables (net of allowances of doubtful accounts) for the years ended December 31, 2017, 2016 and 2015 are as follows:

	2017		2016		2015
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
Polisur	2,226,179	352,632	1,949,460	223,938	1,298,152
Petredec	910,633	293,890	-	-	254,061
Petroleo Brasileiro	62,254	-	513,912	57,335	95,618
Petrobras Global	-	-	-	-	44,058
Braskem Netherlands B.V.	-	-	19,706	-	135,971
Trafigura Beheer B.V.	-	-	-	-	159,911
Geogas Trading S.A.	324,540	54,014	460,234	125,303	112,392
Shell Trading (US) Company	892,086	-	-	-	-

Credit Ratings
Below we include information regarding their credit rating at December 31, 2017:

Concept	(In thousands of pesos)	Credit rate
Mutual funds	899,570	AA
Mutual funds	183,315	A
Mutual funds	75,817	BBB
Mutual funds	143,531	AA-
Mutual funds	25,741	B
Public bonds (1)	1,586,447	B

(1)	Includes BONAR 2020, Letes and Lebacs

Maturities of Financial Assets
Below is a detail of the maturities of the financial assets included in: (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables, and (iv) other receivables, as of December 31, 2017 and 2016:

	December 31, 2017
	Cash and cash equivalents	Other financial assets	Receivables (1) (2)
Without specified maturity	1,993,355	-	464
With specified maturity
Overdue
Until 12-31-2016	-	-	2,025
From 01-01-17 to 03-31-17	-	-	137
From 04-01-17 to 06-30-17	-	-	1,786
From 07-01-17 to 09-30-17	-	-	12,690
From 10-01-17 to 12-31-17	-	-	149,097
Total overdue	-	-	165,735

Non-Due
From 01-01-18 to 03-31-18	659,448	400,639	2,043,919
From 04-01-18 to 06-30-18	-	1,038,397	2,508
From 07-01-18 to 09-30-18	-	225,020	2,159
From 10-01-18 to 12-31-18	-	1,495	2,600
During 2019	-	5,714	11,937
During 2020	-	3,355	-
During 2021	-	3,044	-
During 2022	-	1,911	-
From 2023 onwards	-	555	-
Total non-due	659,448	1,680,130	2,063,123
Total with specified maturity	659,448	1,680,130	2,228,858
Total	2,652,803	1,680,130	2,229,322

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.

(2)	Includes trade receivables and other receivables.

	December 31, 2016
	Cash and cash equivalents	Other financial assets	Receivables (1) (2)
Without specified maturity	724,725	-	461
With specified maturity
Overdue
Until 12-31-2015	-	-	37,023
From 01-01-16 to 03-31-16	-	-	2,274
From 04-01-16 to 06-30-16	-	-	8,224
From 07-01-16 to 09-30-16	-	-	21,209
From 10-01-16 to 12-31-16	-	-	235,656
Total overdue	-	-	304,386

Non-Due
From 01-01-17 to 03-31-17	830,364	13,877	1,102,024
From 04-01-17 to 06-30-17	-	13,877	5,704
From 07-01-17 to 09-30-17	-	13,877	1,546
From 10-01-17 to 12-31-17	-	13,877	1,501
During 2018	-	142,872	11,893
During 2019	-	-	2,547
During 2020	-	-	-
During 2021	-	-	-
From 2022 onwards	-	-	-
Total non-due	830,364	198,380	1,125,215
Total with specified maturity	830,364	198,380	1,429,601
Total	1,555,089	198,380	1,430,062

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.

(2)	Includes trade receivables and other receivables.

Maturities of Financial Liabilities
The amounts disclosed in the table are the contractual undiscounted cash flows and as a result, they do not reconcile to the amounts disclosed on the statement of financial position.

	December 31, 2017
	Loans	Other financial liabilities	Financial Leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2016	-	74,183	-
From 01-01-17 to 03-31-17	-	311	-
From 04-01-17 to 06-30-17	-	311	-
From 07-01-17 to 09-30-17	-	311	-
From 10-01-17 to 12-31-17	-	311	28,138
Total overdue	-	75,427	28,138
Non-Due
From 01-01-18 to 03-31-18	-	1,558,120	34,874
From 04-01-18 to 06-30-18	1,362,926	84,895	34,874
From 07-01-18 to 09-30-18	-	-	34,874
From 10-01-18 to 12-31-18	114,632	-	34,874
During 2019	1,362,926	-	139,513
During 2020	1,248,295	-	139,513
During 2021	-	-	139,513
During 2022	-	-	139,513
From 2023 onwards	-	-	501,901
Total non-due	4,088,779	1,643,015	1,199,449
Total with specified maturity	4,088,779	1,718,442	1,227,587
Total	4,088,779	1,718,442	1,227,587

	December 31, 2016
	Loans	Other financial liabilities	Financial Leases
Without specified maturity	-	-	-
With specified maturity			-
Overdue			-
Until 12-31-2015	-	56,664	-
From 01-01-16 to 03-31-16	-	311	-
From 04-01-16 to 06-30-16	-	311	-
From 07-01-16 to 09-30-16	-	311	-
From 10-01-16 to 12-31-16	-	311	-
Total overdue	-	57,908	-
Non-Due
From 01-01-17 to 03-31-17	1,092	984,988	75,732
From 04-01-17 to 06-30-17	146,873	50,447	29,714
From 07-01-17 to 09-30-17	-	-	29,714
From 10-01-17 to 12-31-17	146,509	-	29,714
During 2018	965,945	-	118,873
During 2019	1,161,290	-	118,873
During 2020	1,063,617	-	118,873
From 2021 onwards	-	-	665,410
Total non-due	3,485,326	1,035,435	1,186,904
Total with specified maturity	3,485,326	1,093,343	1,186,904
Total	3,485,326	1,093,343	1,186,904

Gearing Ratio
During the year ended December 31, 2017 and 2016, the gearing ratio was as follows:

	2017	2016
Total Loans (note 13)	4,499,030	3,917,000
Total Equity	5,319,640	2,526,378
Total Capital	9,818,670	6,443,378
Gearing ratio	0.46	0.61

Categories of Financial Assets and Liabilities
The categories of financial assets and liabilities as of December 31, 2017 and 2016 are as follows:

	December 31, 2017
	Financial assets at fair value	Financial assets held to maturity	Loans and other receivables	Total
CURRENT ASSETS
Trade receivables	-	-	2,033,540	2,033,540
Other receivables	-	-	183,185	183,185
Other financial assets at amortized cost	-	1,438,317	7,111	1,445,428
Other financial assets at fair value through profit
or loss	220,229	-	-	220,229
Cash and cash equivalents	1,327,974	-	1,324,829	2,652,803
Total current assets	1,548,203	1,438,317	3,548,665	6,535,185
NON-CURRENT ASSETS
Trade receivables	-	-	3,055	3,055
Other receivables	-	-	9,542	9,542
Other financial assets at amortized cost	-	-	14,473	14,473
Total non-current assets	-	-	27,070	27,070
Total assets	1,548,203	1,438,317	3,575,735	6,562,255

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	1,453,303	1,453,303
Loans	-	1,329,270	1,329,270
Payroll and social security taxes payables	-	191,657	191,657
Other payables	-	33,547	33,547
Total pasivo corriente	-	3,007,777	3,007,777
NON-CURRENT LIABILITIES
Loans	-	3,169,760	3,169,760
Total non-current liabilities	-	3,169,760	3,169,760
Total liabilities	-	6,177,537	6,177,537

		December 31, 2016
	Financial assets at fair value	Financial assets held to maturity	Loans and other receivables	Total
CURRENT ASSETS
Trade receivables	-	-	1,226,439	1,226,439
Other receivables	-	-	169,019	169,019
Other financial assets at amortized cost	-	-	14,900	14,900
Other financial assets at fair value through profit
or loss	55,508	-	-	55,508
Cash and cash equivalents	901,680	-	653,409	1,555,089
Total current assets	957,188	-	2,063,767	3,020,955
NON-CURRENT ASSETS
Trade receivables	-	-	8,122	8,122
Other receivables	-	-	6,779	6,779
Other financial assets at amortized cost			21,584	21,584
Other financial assets at fair value through profit
or loss	142,872	-	-	142,872
Total non-current assets	142,872	-	36,485	179,357
Total assets	1,100,060	-	2,100,252	3,200,312

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	961,248	961,248
Loans	-	145,396	145,396
Payroll and social security taxes payables	-	134,772	134,772
Other payables	-	3,816	3,816
Total current liabilities	-	1,245,232	1,245,232
NON-CURRENT LIABILITIES
Loans	-	3,771,604	3,771,604
Total non-current liabilities	-	3,771,604	3,771,604
Total liabilities	-	5,016,836	5,016,836

Fair Value of Financial Assets and Liabilities
The table below shows different assets and liabilities at their fair value classified by hierarchy as of December 31, 2017 and 2016:

		December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	1,327,974	-	-	1,327,974
Other non-current financial assets at fair value
through profit or loss	220,229	-	-	220,229
Total	1,548,203	-	-	1,548,203

		December 31, 2016
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	901,680	-	-	901,680
Other current financial assets at fair value
through profit or loss	55,508	-	-	55,508
Other non-current financial assets at fair value
through profit or loss	142,872	-	-	142,872
Total	1,100,060	-	-	1,100,060

The following table reflects the carrying amount and estimated fair value of the 2014 Notes as of December 31, 2017 and December 31, 2016, based on their quoted market price:

	2014 Notes
	2017	2016
Carrying amount	3,607,665	3,067,353
Fair Value	3,833,046	3,275,135